Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 446,353,889.78
Previously Paid Amount	0.00
Total Fee Amount	61,641.47
Total Offset Amount	0.00
Net Fee	$ 61,641.47